CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts payable	$ 22,430	$ 22,523
Advance from customers	10,110	8,758
Accrued expenses and other current liabilities	$ 20,727	$ 21,084
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	169,675,522	145,754,507
Ordinary shares, shares outstanding	135,664,877	137,820,605
Treasury stock, shares	10,820,822	7,933,902
Consolidated VIEs
Accounts payable	$ 22	$ 20
Advance from customers	0	0
Accrued expenses and other current liabilities	$ 3,909	$ 1,537